Feb. 28, 2017

AB CAP FUND, INC.

-AB All Market Income Portfolio

(the “Fund”)

Supplement dated August 28, 2017 to the Prospectus and Summary Prospectus dated February 28, 2017 (the “Prospectuses”) of AB All Market Income Portfolio.

*        *        *          *

Effective immediately, the management fee of the Fund is reduced from 0.70% of the Fund’s average daily net assets to 0.55% of the Fund’s average daily net assets up to $2.5 billion, 0.45% of average daily net assets in excess of

$2.5 billion up to $5 billion, and 0.40% of average daily net assets in excess of $5 billion.

To reflect this reduction, the “Annual Fund Operating Expenses” table (and footnotes c and d to the table) under the heading “Fees and Expenses of the Fund” is hereby deleted and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Advisor Class
Management Fees(c)	.55%	.55%	.55%
Distribution and/or Service (12b-1) Fees	.25%	1.00%	None
Other Expenses:
Transfer Agent	.12%	.18%	.10%
Other Expenses	2.81%	2.81%	2.58%

Total Other Expenses	2.93%	2.99%	2.68%

Acquired Fund Fees and Expenses	.21%	.20%	.21%

Total Annual Fund Operating Expenses	3.94%	4.74%	3.44%

Fee Waiver and/or Expense Reimbursement(c)(d)	(2.95)%	(3.00)%	(2.70)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	.99%	1.74%	.74%

(c)	Restated to reflect current management fees, which became effective on August 28, 2017.
(d)	The Adviser has contractually agreed to waive its management fee and/or to bear expenses of the Fund through March 1, 2018 to the extent necessary to prevent total Fund operating expenses (excluding acquired fund fees and expenses, interest expense, taxes, extraordinary expenses and brokerage commissions and other transaction costs), on an annualized basis, from exceeding 0.99%, 1.74% and 0.74% of average daily net assets, respectively, for Class A, Class C and Advisor Class shares (“expense limitations”). Any fees waived and expenses borne by the Adviser prior to May 12, 2016 may be reimbursed by the Fund until the end of third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s Total Annual Fund Operating Expenses to exceed the expense limitations. In addition, the Adviser has contractually agreed to waive its management fees and/or bear Fund expenses through March 1, 2018 in an amount equal to the Fund’s share of all fees and expenses of any AB Mutual Funds in which the Fund invests.

In addition, the section of the Prospectuses entitled “Fees and Expenses of the Fund — Examples” is hereby deleted and replaced with the following.

Examples

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s operating expenses stay the same and that the fee waiver and/or expense reimbursement is in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C		Advisor Class
After 1 Year	$522	$277	*	$76
After 3 Years	$1,315	$1,158		$804
After 5 Years	$2,125	$2,145		$1,556
After 10 Years	$4,226	$4,634		$3,539

*	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.

*        *        *          *        *